Class A, C, R And Y | Invesco Global Opportunities Fund
Fund Summary - Invesco Global Opportunities Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, R And Y Invesco Global Opportunities Fund	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, R And Y Invesco Global Opportunities Fund		Class A	Class C	Class R	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	2.44%	2.44%	2.44%	2.44%
Total Annual Fund Operating Expenses	[1]	3.49%	4.24%	3.74%	3.24%
Fee Waiver and/or Expense Reimbursement	[2]	2.13%	2.13%	2.13%	2.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.36%	2.11%	1.61%	1.11%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least July 31, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.36%, 2.11%, 1.61% and 1.11%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on July 31, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, C, R And Y Invesco Global Opportunities Fund (USD $)	1 Year	3 Years
Class A	681	1,375
Class C	314	1,093
Class R	164	947
Class Y	113	798

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, C, R And Y Invesco Global Opportunities Fund (USD $)	1 Year	3 Years
Class A	681	1,375
Class C	214	1,093
Class R	164	947
Class Y	113	798

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not yet commenced operations prior to the date of this prospectus.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of domestic and foreign issuers. Equity securities are common and preferred stocks, convertible securities, rights and warrants to purchase common stocks and depositary receipts.

     The Fund is an all-capitalization portfolio, which will invest primarily in securities within the market capitalization range of the MSCI All Country World Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. Occasionally it may also hold small-capitalization securities which fall below the market capitalization range.

     As of October 31, 2011, the capitalization of companies in the MSCI All Country World Index ranged from $161.3 million to $384.7 billion. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the MSCI AC World Small Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of October 31, 2011, the capitalization of companies in the MSCI AC World Small Cap Index ranged from $5.2 million to $7.4 billion.

     The Fund invests, under normal circumstances, in issuers located in at least three different countries, including the U.S. The Fund will invest, under normal circumstances, at least 40% of its net assets in issuers outside the United States.

     The Fund invests primarily in a diversified portfolio of equity securities of domestic and foreign issuers, including securities of issuers in developing and emerging market countries (i.e., those that are in the initial stages of their industrial cycle) that are, in the portfolio manager’s view, attractively valued relative to current or projected earnings, or to the current market value of assets owned by the issuer.

     The portfolio manager looks for companies with attractive valuations that deliver sustainable returns through the economic cycle, as well as companies with strong financial characteristics, strong franchises and management that is focused on disciplined capital allocation.

The portfolio manager typically considers whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in the management strategy of the issuer, or 4) there has been a fundamental negative change in the competitive environment.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.